Trade and other receivables	9 Months Ended
Sep. 30, 2024
Trade and other receivables [Abstract]
Trade and other receivables
Note 13. - Trade and other receivables
Trade and other receivables as of September 30, 2024, and December 31, 2023, consist of the following:

	Balance as of September 30,	Balance as of December 31,
	2024	2023
	($ in thousands)
Trade receivables	242,158	213,345
Tax receivables	49,519	37,134
Prepayments	25,496	12,717
Other accounts receivable	3,632	23,287
Total	320,805	286,483

As of September 30, 2024, and December 31, 2023, the fair value of trade and other receivables accounts does not differ significantly from its carrying amount.